Subsequent Events - Additional Information (Detail)	1 Months Ended			6 Months Ended		12 Months Ended													1 Months Ended	6 Months Ended				1 Months Ended					1 Months Ended				1 Months Ended					1 Months Ended					1 Months Ended						1 Months Ended											1 Months Ended
	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Feb. 28, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2013 Genting Hk	Dec. 31, 2012 Genting Hk		Jun. 30, 2013 Apollo Funds	Dec. 31, 2012 Apollo Funds		Jun. 30, 2013 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds		Jun. 30, 2013 Public Placement	Jan. 31, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Jan. 31, 2013 Pride of Hawai'i Loan USD ($)	Jun. 30, 2013 Pride of Hawai'i Loan EUR (€)	Dec. 31, 2012 Pride of Hawai'i Loan EUR (€)		Dec. 31, 2011 Pride of Hawai'i Loan EUR (€)	Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Dec. 31, 2011 Norwegian Jewel Term Loan USD ($)	Jan. 31, 2013 Pride Of America Hermes Loan USD ($)	Jun. 30, 2013 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride Of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride Of America Hermes Loan EUR (€)	Jan. 31, 2013 Pride of America Commercial Loan USD ($)	Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)	Jan. 31, 2013 Norwegian Sky USD ($)	Jan. 31, 2013 11.75% Senior Secured Notes due 2016 USD ($)	Jan. 31, 2013 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)	Feb. 28, 2013 First Semi-annual Period	Feb. 28, 2013 Second Semi-annual Period	Jul. 31, 2013 Subsequent Event USD ($)	Jul. 31, 2013 Subsequent Event EUR (€)	Feb. 28, 2013 Subsequent Event USD ($)	Jan. 31, 2013 Subsequent Event USD ($)	Jan. 24, 2013 Subsequent Event	Jan. 24, 2013 Subsequent Event Genting Hk	Jan. 24, 2013 Subsequent Event Apollo Funds	Jan. 24, 2013 Subsequent Event TPG Viking Funds	Jan. 24, 2013 Subsequent Event Public Placement	Jan. 31, 2013 Subsequent Event Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jan. 31, 2013 Subsequent Event Pride of Hawai'i Loan USD ($)	Jan. 31, 2013 Subsequent Event Norwegian Jewel Term Loan USD ($)	Jan. 31, 2013 Subsequent Event Pride Of America Hermes Loan USD ($)	Jan. 31, 2013 Subsequent Event Pride of America Commercial Loan USD ($)	Jan. 31, 2013 Subsequent Event Norwegian Sky USD ($)	Jan. 31, 2013 Subsequent Event 11.75% Senior Secured Notes due 2016 USD ($)	Jan. 31, 2013 Subsequent Event 9.50% Senior Unsecured Notes USD ($)	Feb. 28, 2013 Subsequent Event First Semi-annual Period	Feb. 28, 2013 Subsequent Event Second Semi-annual Period
Subsequent Event [Line Items]
Ordinary shares issuance			10,000
Ordinary shares issuance per share		$ 0.001	$ 0.001	$ 0.0010		$ 0.0012	$ 0.0012
Percentage of ownership									43.40%	50.00%	[1]	32.50%	37.50%	[2]	10.80%	12.50%	[3]	13.30%																																					100.00%	43.40%	32.50%	10.80%	13.30%
Economic interest, percentage						2.70%																																																	97.30%
Senior notes, principal amount	$ 300,000,000																																																				$ 300,000,000
Debt instrument, interest rate	5.00%																																											11.75%	9.50%	9.50%		9.50%					5.00%													11.75%	9.50%
Senior notes, maturity date	Feb. 15, 2018																																																				Feb. 15, 2018
Semi annual payments of interest on notes payable																																																	Payable semiannually on February 15	Payable semiannually on August 15																		Payable semiannually on February 15	Payable semiannually on August 15
First interest payment debt on notes payable	Aug. 15, 2013																																																				Aug. 15, 2013
Discount rate on notes payable	99.451%																																																				99.451%
Net proceeds from the IPO and Notes Offering		770,000,000																																																				770,000,000
Prepayments of long term debt		55,600,000		2,081,520,000	591,152,000	859,422,000	439,959,000	955,780,000											21,300,000	624,000,000				14,700,000					8,000,000				10,100,000					1,500,000																55,600,000						21,300,000	14,700,000	8,000,000	10,100,000	1,500,000
Long term debt, principal amount																				624,000,000	624,000,000		624,000,000		308,100,000	308,100,000		308,100,000	334,100,000	126,100,000	334,100,000	334,100,000		258,000,000	258,000,000		258,000,000		40,000,000	40,000,000		40,000,000				350,000,000		350,000,000														334,100,000					350,000,000
Payments to Genting HK																																											79,700,000																						79,700,000
Redemption of senior secured notes																																												450,000,000	122,500,000																					450,000,000	122,500,000
Debt instrument, maturity year																					2019	[4]				2018	[4]				2017				2017	[4]				2017	[4]			2016		2018	[5]																			2016
Expenses related to debt and IPO offering and debt redemptions																																																						104,000,000
Scheduled delivery date of ships under construction																																																			First quarter of 2017	First quarter of 2017
Aggregate contract price of new ships																																																			$ 908,600,000	€ 698,400,000
Export credit facility financing as percentage of contract price																																																			80.00%	80.00%

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).
[4]	Currently U.S. dollar-denominated.
[5]	Net of unamortized premium of $5.4 million as of December 31, 2012.